Equity-Accounted Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Financial Information of Joint Ventures	A summary of the Partnership's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2020		As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	2020 $	2019 $
Angola Joint Venture (i)	33%	4	-	90,659	88,465
Bahrain LNG Joint Venture (ii)	30%	-	1	38,678	60,462
Excalibur Joint Venture (iii)	50%	1	-	35,871	32,691
Exmar LPG Joint Venture (iv)	50%	23	-	134,138	151,673
MALT Joint Venture (v)	52%	6	-	359,442	357,411
Pan Union Joint Venture (vi)	20%-30%	4	-	81,548	79,568
RasGas III Joint Venture (vii)	40%	4	-	97,721	120,920
Yamal LNG Joint Venture (viii)	50%	6	-	234,452	264,126
		48	1	1,072,509	1,155,316
Less credit loss provision				(4,726)	—
Total investments in and advances to equity-accounted joint ventures, net				1,067,783	1,155,316
Less current portion of advances to equity- accounted joint ventures, net				(10,991)	—
Investments in and advances to equity- accounted joint ventures, net				1,056,792	1,155,316